Fair Value Measurements - Changes in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Beginning balance	$ 27,071	$ 698	$ 698	$ 288
Increase in fair value of warrants	(14,700)	(88)	1,246	410
Release of liability upon exercise of Preferred Stock warrants			(1,944)
Addition of Private and Public Warrants			27,079
Release of liability upon exercise of Public Warrants			(1)
Decrease in fair value of Private and Public warrants			(7)
Ending balance	$ 12,371	$ 610	$ 27,071	$ 698